Financial Assets at Fair Value Through Profit or Loss and Stock Loan - Schedule of Financial Assets at Fair Value Through Profit or Loss and Stock Loan (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Assets at Fair Value Through Profit or Loss and Stock Loan [Line Items]
Financial assets at fair value through profit or loss, other than financial asset at fair value through profit or loss under stock loan	$ 164,620	$ 66,290
Financial assets at fair value through profit or loss under stock loan		13,317
Total financial assets at fair value through profit or loss	164,620	79,607
Listed equity shares	149,918	72,053
Unlisted equity shares	2,570	2,005
Movie income right investments	12,132	5,549
Total financial assets at fair value through profit or loss	164,620	79,607
Presented as
Current	24,987
Non-current	139,633	79,607
Total financial assets at fair value through profit or loss	$ 164,620	$ 79,607